Segmental information - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Revenue			€ 39,390
Revenue Benchmark [Member]
Statements [Line Items]
Concentration Risks, Percentage	10.00%	10.00%	10.00%
Revenue Benchmark [Member] | Betting AV Revenue [Member] | Rest of the World Revenue [Member]
Statements [Line Items]
Concentration Risks, Percentage			73.00%
Revenue Benchmark [Member] | Betting Revenue [Member] | Rest of the World Revenue [Member]
Statements [Line Items]
Concentration Risks, Percentage			27.00%